Capital Management - Summary of Capital Management (Details) - CAD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Capital Management [Abstract]
Warrant liability	$ 556	$ 106
Total equity	$ 21,475	$ 36,208	$ 17,652	$ 33,881